Long-Term Incentive Plans - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 MEMP [Member]	Sep. 30, 2014 Restricted Stock [Member]	Sep. 30, 2014 Restricted Stock [Member] Director [Member]	Sep. 30, 2014 Restricted Stock [Member] MEMP [Member]	Dec. 31, 2013 Restricted Stock [Member] MEMP [Member]	Dec. 31, 2012 Restricted Stock [Member] MEMP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares that may be delivered	19,250,000
Aggregate award of restricted stock issued to employees and each independent director						1,052,633	5,263
Vesting period of award						4 years	1 year
Unrecognized compensation cost						$ 18,600,000		$ 19,100,000	$ 9,900,000
Unrecognized compensation cost weighted-average period						3 years 8 months 5 days		2 years 3 months 18 days	2 years 2 months 12 days
Number of common units that may be delivered					2,142,221
Aggregate fair value of restricted common units awarded									9,700,000	5,000,000
Distributions to noncontrolling interest	$ 101,327,000	$ 51,319,000	$ 78,083,000	$ 15,208,000					$ 1,000,000	$ 200,000